REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION BY REVENUE

The table below presents the Company’s revenue disaggregated by revenue source. There was no revenue recognized during the comparative three and six month periods ending June 30, 2024.

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Revenue service line:
Renewable diesel products	$3,372,667	$3,372,667
Renewable diesel environmental credits	3,203,565	3,203,565
Total operating revenue	$6,576,232	$6,576,232

SCHEDULE OF FUTURE MATURITIES NOTES PAYABLE

As of June 30, 2025, future expected maturities of the Company’s notes payable are as follows:

2025	$25,079,178
2026	4,993,705
2027	5,364,139
2028	5,746,548
2029	6,194,706
Thereafter	70,004,654
Total	$117,382,930
Less: Current maturities	(115,195,498)
Less: Closing costs	(2,187,432)
Total notes payable, net of current maturities, net of closing costs	$-